PROVISIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in other provisions [abstract]
Balance, beginning of the year	$ 645	$ 504
Acquisitions through business combinations	99	23
Disposal	(12)	0
Accretion	13	17
Changes in estimates	(69)	94
Foreign exchange	(8)	7
Balance, end of the year	$ 668	$ 645